Government Incentives (Details) - Peoples Republic Of China (PRC) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Government grants received	$ 1,872,000	$ 4,898,000	$ 859,000
Reduction to research and development expense	$ 1,269,000	$ 3,664,000	$ 3,558,000